Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Line Items]
Total cost		$ 298	$ 252
Total accumulated depreciation		152	109
Total	$ 137	146	143
Computers [Member]
Property and Equipment, Net [Line Items]
Total cost		186	160
Total accumulated depreciation		111	83
Total		75	77
Office Furniture and Equipment [Member]
Property and Equipment, Net [Line Items]
Total cost		91	71
Total accumulated depreciation		35	22
Total		56	49
Leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Total cost		21	21
Total accumulated depreciation		6	4
Total		$ 15	$ 17